Share-based payments - Summary of number and weighted average exercise prices (WAEP) of, and movements in, restricted stock (Detail) - Restricted Stock [member]	9 Months Ended	12 Months Ended
	Dec. 31, 2018 shares $ / shares	Dec. 31, 2020 shares $ / shares	Dec. 31, 2019 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding as of beginning of period/year | shares		2,207,012	854,750
Granted during the period/year | shares	854,750	1,581,037	1,356,762
Cancelled during the year | shares		(18,750)	(4,500)
At the end of the period/year | shares	854,750	3,769,299	2,207,012
Outstanding as of beginning of period/year | $ / shares		$ 7.8	$ 10.0
Granted during the period/year | $ / shares	$ 10.0	2.1	6.7
Cancelled during the year | $ / shares		6.7	10.0
At the end of the period/year | $ / shares	$ 10.0	$ 5.4	$ 7.8